Document and Entity Information	Sep. 01, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On September 1, 2020, First BanCorp. (the “Corporation”), the bank holding company of FirstBank Puerto Rico (“FirstBank”), filed with the Securities and Exchange Commission (the “SEC”) a Current Report on Form 8-K (the “Initial 8-K”) to disclose the completion on September 1, 2020 of its previously announced acquisition of Santander BanCorp (“Santander Bancorp”) and its wholly-owned subsidiary Banco Santander Puerto Rico (“BSPR”) (the “Acquired Businesses”), pursuant to the Stock Purchase Agreement, dated as of October 21, 2019, by and among FirstBank, Santander Holdings USA, Inc. and, solely for purposes of Article IV, Section 5.03 and Article X therein, the Corporation (the “Purchase Agreement”). Pursuant to the terms of the Purchase Agreement, Santander Bancorp was merged with and into FirstBank (the “HoldCo Merger”), with FirstBank surviving the HoldCo Merger. Immediately following the effectiveness of the HoldCo Merger, BSPR was merged with and into FirstBank, with FirstBank as the surviving entity in the merger. On September 1, 2020, the Corporation filed a Current Report on Form 8-K/A to amend the Original 8-K (the “Form 8-K Amendment”). The Form 8-K amendment was filed to provide information related to the timing of the filing of the financial statements of the Acquired Businesses and the required pro forma financial information. This Form 8-K/A (amendment no. 2) amends the Initial 8-K to include the historical financial statements of Santander BanCorp and subsidiaries and the unaudited pro forma combined financial information required by Items 9.01(a) and 9.01(b) of Form 8-K, which were excluded from the Initial 8-K in reliance on the instructions to such items.
Document Period End Date	Sep. 01, 2020
Entity Registrant Name	FIRST BANCORP /PR/
Entity Incorporation, State or Country Code	PR
Entity File Number	001-14793
Entity Tax Identification Number	66-0561882
Entity Address, Address Line One	1519 Ponce de Leon Ave.
Entity Address, Address Line Two	P.O. Box 9146
Entity Address, City or Town	San Juan
Entity Address, Country	PR
Entity Address, Postal Zip Code	00908-0146
City Area Code	787
Local Phone Number	729-8200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001057706
Title of 12(b) Security	Common Stock ($0.10 par value)
Trading Symbol	FBP
Security Exchange Name	NYSE